Deposits	12 Months Ended
Dec. 31, 2012
Deposits

Note 9—Deposits

Total time deposits in denominations of $100,000 or greater was $50.3 billion at Dec. 31, 2012, and $44.2 billion at Dec. 31, 2011. At Dec. 31, 2012, the scheduled maturities of all time deposits are as follows: 2013 – $50.7 billion; 2014 – $22 million; 2015 – $3 million; 2016 – $- million; 2017 –$- million; and 2018 and thereafter – $3 million.